Stockholders' Equity, Series E Perpetual Convertible Preferred Shares (Details) - Series E Preferred Shares [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) Price $ / shares shares
Stockholders' Equity [Abstract]
Value in numerator used to calculate conversion rate | $	$ 1
Number of prices used to calculate conversion rate | Price	4
Percentage of closing price of common stock	120.00%
Percentage of lowest daily VWAP used to determine conversion rate	80.00%
Threshold consecutive trading days	20 days
Floor conversion price (in dollars per share)	$ 0.6
Number of common shares that can be voted for each preferred share (in shares) | shares	1,000
Liquidation Amount (in dollars per share)	$ 1,000
Redemption premium before first anniversary	15.00%
Redemption premium after first anniversary	20.00%
Percentage of Liquidation Amount paid as dividend	15.00%
Interest rate on accrued but unpaid dividends	15.00%